Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Schedule of Borrowings

The Company’s borrowings consisted of the following at December 31 (dollars in thousands):

	2011	2010
Mortgage loans, effective interest rates ranging from 4.40% to 7.29%, maturing at various dates through June 2021	$432,023	$319,096
Exchangeable senior notes, net of discounts, effective interest rate of 5.84%, matured December 2011 (1)	—	29,936
Series A senior notes, effective interest rate of 6.41%, maturing June 2013	37,500	37,500
Series B senior notes, effective interest rate of 6.55%, maturing June 2016	37,500	37,500
Secured term loan, effective interest rate of LIBOR plus 3.50%, maturing January 2014 (2)(3)	30,000	40,000
Secured term loan, effective interest rate of LIBOR plus 2.50%, matured August 2011 (3)(4)	—	20,000
Secured term loan, effective interest rate of LIBOR plus 3.50%, matured August 2011 (3)(5)	—	50,000
Unsecured term loan, effective interest rates ranging from LIBOR plus 2.15% to LIBOR plus 2.30%, with staggered maturity dates ranging from July 2016 to July 2018(3)(5)	225,000	—
Unsecured revolving credit facility, effective interest rate of LIBOR plus 2.50%, maturing January 2015 (3)(5)(6)	183,000	191,000

	$945,023	$725,032

(1)

On December 15, 2011, the Company repaid the outstanding balance of its Exchangeable Senior Notes with borrowings under its unsecured revolving credit facility. The principal balance of the Exchangeable Senior Notes was $30.4 million at December 31, 2010.

(2)	In January 2012, the loan’s applicable interest rate increased to LIBOR plus 4.50% and the Company’s repaid $10.0 million of the loan’s outstanding balance.
(3)	At December 31, 2011, LIBOR was 0.30%.
(4)	On August 11, 2011, the Company repaid its $20.0 million secured term loan with borrowings under its unsecured revolving credit facility.
(5)

On July 18, 2011, the Company repaid its $50.0 million secured term loan and paid down $117.0 million of the outstanding balance on its unsecured revolving credit facility with proceeds from the issuance of a three-tranche $175.0 million unsecured term loan, which was subsequently increased to $225.0 million in December 2011 and further expanded to $300.0 million in February 2012.

(6)	The unsecured revolving credit facility matures in January 2014 with a one-year extension at the Company’s option, which it intends to exercise.

Summary of the Company's mortgage debt

The following table provides a summary of the Company’s mortgage debt at December 31, 2011 and 2010 (dollars in thousands):

Encumbered Property	Contractual Interest Rate	Effective Interest Rate	Maturity Date	December 31, 2011	December 31, 2010
Indian Creek Court (1)	7.80%	5.90%	—	$—	$11,982
403/405 Glenn Drive (2)	7.60%	5.50%	—	—	7,960
4612 Navistar Drive (2)	7.48%	5.20%	—	—	12,189
Aquia Commerce Center I (3)	7.28%	7.28%	—	—	353
Campus at Metro Park North (4)	7.11%	5.25%	February 2012	21,692	22,556
One Fair Oaks	6.31%	6.72%	June 2012	52,604	—
1434 Crossways Blvd Building II	7.05%	5.38%	August 2012	9,099	9,484
Crossways Commerce Center	6.70%	6.70%	October 2012	23,720	24,179
Newington Business Park Center	6.70%	6.70%	October 2012	14,963	15,252
Prosperity Business Center	6.25%	5.75%	January 2013	3,381	3,502
Cedar Hill	6.00%	6.58%	February 2013	15,838	—
Merrill Lynch Building	6.00%	7.29%	February 2013	13,571	—
1434 Crossways Blvd Building I	6.25%	5.38%	March 2013	7,943	8,225
Linden Business Center	6.01%	5.58%	October 2013	6,918	7,080
840 First Street, NE	5.18%	6.05%	October 2013	55,745	—
Owings Mills Business Center	5.85%	5.75%	March 2014	5,338	5,448
Annapolis Business Center	5.74%	6.25%	June 2014	8,360	8,491
Cloverleaf Center	6.75%	6.75%	October 2014	16,908	17,204
Plaza 500, Van Buren Office Park, Rumsey Center, Snowden Center, Greenbrier Technology Center II, Norfolk Business Center, Northridge and 15395 John Marshall Highway	5.19%	5.19%	August 2015	97,681	99,151

Hanover Business Center:
Building D	8.88%	6.63%		August 2015	520	642
Building C	7.88%	6.63%		December 2017	920	1,041
Chesterfield Business Center:
Buildings C,D,G and H	8.50%	6.63%		August 2015	1,369	1,681
Buildings A,B,E and F	7.45%	6.63%		June 2021	2,235	2,398
Mercedes Center– Note 1	4.67%	6.04%		January 2016	4,713	4,761
Mercedes Center – Note 2	6.57%	6.30%		January 2016	9,722	9,938
Gateway Centre Manassas Building I	7.35%	5.88%		November 2016	1,016	1,189
Hillside Center	5.75%	4.62%		December 2016	14,122	—
500 First Street, NW	5.72%	5.79%		July 2020	38,277	38,793
Battlefield Corporate Center	4.26%	4.40%		November 2020	4,149	4,289
Airpark Business Center	7.45%	6.63%		June 2021	1,219	1,308

		5.93	%(5)		432,023	319,096
Unamortized fair value adjustments					(1,147)	(1,578)

					$430,876	$317,518

(1)	The loan was repaid in January 2011 with available cash.
(2)	The loan was repaid in July 2011 with borrowings on the Company’s unsecured revolving credit facility.
(3)	The loan was repaid in April 2011 with available cash.
(4)	The loan was repaid in February 2012 with borrowings on the Company’s unsecured revolving credit facility.
(5)	Weighted average interest rate on total mortgage debt.

Issued or assumed mortgages

The Company has obtained or assumed the following mortgages since January 1, 2010 (dollars in thousands):

Month	Year	Property	Effective Interest Rate	Amount
November	2011	Hillside Center	4.62%	$14,154
April	2011	One Fair Oaks	6.72%	52,909
March	2011	840 First Street, NE	6.05%	56,482
February	2011	Cedar Hill	6.58%	16,187
February	2011	Merrill Lynch Building	7.29%	13,796
December	2010	Mercedes Center – Note 1	6.04%	4,761
December	2010	Mercedes Center – Note 2	6.30%	9,938
October	2010	Battlefield Corporate Center	4.40%	4,300
June	2010	500 First Street, NW	5.79%	39,000

Repayment of mortgages

The Company has repaid the following mortgages since January 1, 2010 (dollars in thousands):

Month	Year	Property	Effective Interest Rate	Amount
February	2012	Campus at Metro Park North	5.25%	$21,618
July	2011	4612 Navistar Drive	5.20%	11,941
July	2011	403/405 Glenn Drive	5.50%	7,807
April	2011	Aquia Commerce Center I	7.28%	318
January	2011	Indian Creek Court	5.90%	11,982
December	2010	Enterprise Center	5.20%	16,712
November	2010	Park Central II	5.66%	5,305
June	2010	4212 Tech Court	8.53%	1,654

Company's Exchangeable Senior Notes	The balance of the Company’s Exchangeable Senior Notes was as follows at December 31, 2010 (in thousands):

Principal amount	$30,450
Unamortized discount	(514)

$29,936

Equity component	$8,696

Interest expense related to exchangeable senior notes

Total interest expense related to the Company’s Exchangeable Senior Notes is as follows for the years ended December 31 (in thousands):

	2011	2010	2009
Contractual cash interest	$1,167	$1,609	$2,484
Amortization of the discount on the liability component	388	540	866
Amortization of the issuance discount	126	175	280

Unsecured Term Loan

The table below shows the outstanding balances of the $225.0 million unsecured term loan at December 31, 2011 (dollars in thousands):

	Maturity Date	Amount	Interest Rate
Tranche A	July 2016	$60,000	LIBOR, plus 215 basis points
Tranche B	July 2017	85,000	LIBOR, plus 225 basis points
Tranche C	July 2018	80,000	LIBOR, plus 230 basis points

		$225,000

Aggregate debt maturities

The Company’s aggregate debt maturities as of December 31, 2011 are as follows (amounts in thousands):

2012(1)	$138,481
2013	153,248
2014	43,549
2015(2)	278,159
2016	124,835
Thereafter	205,604

943,876
Unamortized fair value adjustments	1,147

$945,023

(1)

Includes a $10.0 million principal payment on the Company’s secured term loan that was paid in January and the repayment of the $21.6 million mortgage loan that encumbered Campus at Metro Park North in February.

(2)

The Company’s unsecured revolving credit facility matures in January 2014 and provides for a one-year extension of the maturity date at the Company’s option, which it intends to exercise. The table above assumes the Company exercises the one-year extension.